FINANCE COSTS	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
FINANCE COSTS
FINANCE COSTS

		Years ended December 31,
	Notes	2019	2018
Interest expense		$8.1	$2.7
Credit facility fees		4.9	4.9
Accretion expense	16(a)	0.7	1.2
Other	21	0.7	—
		$14.4	$8.8

Total interest paid during the year ended December 31, 2019 was $30.5 million (December 31, 2018 - $28.4 million). Interest paid relates to interest charges on notes, credit facilities, the equipment loan and leases.